REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT

On April 12, 2021 the Securities and Exchange Commission (the “SEC”) released a public statement highlighting the potential accounting implications of certain terms of warrants issued by Special Purpose Acquisition Companies (“SPACs”). The Audit Committee of the Board of Directors of the Company, in consultation with management of the Company concluded that the Company’s previously issued financial statements and related disclosures as of December 31, 2020 and for the period from September 11, 2020 to December 31, 2020 should no longer be relied upon.

Upon reviewing the SEC’s public statement and evaluating the terms of its warrant agreements, the Company determined that it had improperly classified its Public Warrants and Private Placement Warrants as shareholders’ equity. In accordance with ASC 815-40 “Derivatives and Hedging – Contracts in Entity’s Own Equity”, the Company has concluded that its Public Warrants and Private Placement Warrants should be classified as a liability at fair value on its balance sheet, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date. In accordance with ASC 825-10 “Financial Instruments”, the Company has concluded that a portion of the transaction costs which directly related to the Initial Public Offering and Private Placement, which were previously charged to shareholders’ equity, should be allocated to the warrants based on their relative fair value against total proceeds and recognized as transaction costs in the statement of operations.  Further discussion on the related terms and analysis resulting in this conclusion can be found in Note 3.

The Company is restating the financial statements and related disclosures as of December 31, 2020, and for the period from September 11, 2020 to December 31, 2020, to correct misstatements associated with the Company’s classification of its Public Warrants and Private Placement Warrants on its balance sheet, in accordance with ASC Topic 250, “Accounting Changes and Error Corrections”.

Description of Restatement Tables

See below for a reconciliation from the previously reported to the restated amounts as of December 31, 2020, and for the period from September 11, 2020 to December 31, 2020. The previously reported amounts were derived from the Company’s Annual Report on Form 10-K as of December 31, 2020, and for the period from September 11, 2020 to December 31, 2020 filed on March 30, 2021. These amounts are labeled as “As Previously Reported” in the table below. The amounts labeled “Adjustment” represent the effects of this Restatement due to the change in classification of the Public Warrants and Private Placement Warrants from shareholders’ equity to liability on the balance sheet.

The correction of this misstatement in the statement of operations related to the expensing of allocated transaction costs resulted in an expense to the company’s statement of operations of $1,583,878 for the period from September 11, 2020 to December 31, 2020. There was no impact to net cash used in operating, investing, and financing activities for the the period from September 11, 2020 to December 31, 2020 as a result of this Restatement.

The following presents a reconciliation of the balance sheet, statement of cash flows, and statement of operations from the prior period as previously reported to the restated amounts as of December 31, 2020. The statement of shareholders’ equity for the period from September 11, 2020 to December 31, 2020 has been restated respectively, for the restatement impact to net income (loss) and ordinary shares subject to possible redemption:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of December 7, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,683,050	43,147,500	55,830,550
Ordinary shares subject to possible redemption	329,793,740	(43,147,500)	286,466,240
Class A ordinary shares	152	432	584
Accumulated deficit	(5,000)	(1,583,878)	(1,588,878)
Additional paid-in-capital	5,003,995	1,583,447	6,587,441
Total Shareholder’s Equity	5,000,010	—	5,000,010
Balance sheet as of December 31, 2020
Warrant liabilities	$—	$43,147,500	$43,147,500
Total liabilities	12,779,640	43,147,500	55,927,140
Ordinary shares subject to possible redemption	329,615,170	(43,147,500)	286,467,670
Class A ordinary shares	154	431	585
Accumulated deficit	(183,573)	(1,583,878)	(1,767,451)
Additional paid-in-capital	5,182,563	1,583,447	6,766,010
Total Shareholder's Equity	5,000,007	—	5,000,007
Net loss from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)
Basic and diluted net loss per share, Class B	(0.02)	(0.21)	(0.23)
Cash flow from September 11, 2020 to December 31, 2020
Transaction costs allocated to warrant liabilities	$—	$1,583,878	$1,583,878
Net loss	(183,573)	(1,583,878)	(1,767,451)

NOTE 2 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In preparation of the Company’s Form 10-Q for June 30, 2021, the Company concluded it should correct the amounts previously recorded as additional paid-in capital and retained earnings due to a negative balance in additional paid-in capital as of March 31, 2021. The following shareholders’ equity balances as of March 31, 2021 were impacted: an increase to additional paid-in capital of $9,317,719 for a closing balance of $0 and a decrease to retained earnings of $9,317,719 for a closing balance of $4,788,716.